Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
Prospectus Date	rr_ProspectusDate	Feb. 20, 2024
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2024